INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Purchased parts and materials		$ 1,396	$ 5,006
Work in progress		287	401
Finished goods and consumables		16,873	11,810
Total Inventory net	$ 15,802	$ 18,556	$ 17,217